FINANCIAL INSTRUMENTS - Effectiveness testing for derivatives (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INSTRUMENTS
Current assets	R$ 0	R$ 2,846
Total derivative assets		2,846
Current liabilities	971	0
Total derivative liabilities	971
Net Income
Gains on financial instruments	858	5,518
Losses on financial instruments	(1,632)	(20,636)
Total gains (losses) on financial instruments	(774)	(15,118)	R$ 32,092
Other comprehensive income
(Losses) Gains on financial instruments	(1,972)	3,502	R$ 11,947
Total (losses) gains on financial instruments	R$ (1,972)	R$ 3,502